Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Premises and Equipment [Abstract]
Componenets of Premises and Equipment

Components of premises and equipment at December 31 are as follows:

	2019	2018
	(In Thousands)
Land and improvements	$2,806	$2,832
Buildings and improvements	17,914	17,788
Furniture and equipment	8,164	7,171
	28,884	27,791
Accumulated depreciation	(14,656)	(13,945)

	$14,228	$13,846